Net Fee and Commission Income	12 Months Ended
Dec. 31, 2023
Fee and commission income (expense) [abstract]
Net Fee and Commission Income
29. Net Fee and Commission Income
Details of fee and commission income, fee and commission expense, and net fee and commission income for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	178,412	￦	180,749	￦	181,841
Lending activity fees		82,184		80,871		96,469
Credit card and debit card related fees		1,526,911		1,491,666		1,598,964
Agent activity fees		205,206		243,740		198,402
Trust and other fiduciary fees		408,834		337,171		375,007
Fund management related fees		178,090		130,629		133,027
Acceptances and guarantees fees		49,782		66,827		77,291
Foreign currency related fees		245,299		285,575		308,747
Securities agency fees		174,709		124,771		113,476
Other business account commission on consignment		39,178		36,211		33,873
Commissions received on securities business		881,407		628,449		656,424
Lease fees		897,983		1,004,670		1,096,933
Others		455,611		514,601		497,620

		5,323,606		5,125,930		5,368,074

Fee and commission expense
Trading activity related fees *		54,857		40,768		56,331
Lending activity fees		42,981		42,086		34,040
Credit card and debit card related fees		831,724		815,252		861,639
Outsourcing related fees		210,480		183,124		167,927
Foreign currency related fees		51,931		70,053		93,277
Others		506,050		459,745		481,336

		1,698,023		1,611,028		1,694,550

Net fee and commission income	￦	3,625,583	￦	3,514,902	￦	3,673,524

*	Fees from financial instruments at fair value through profit or loss